THE ADVISORS’ INNER CIRCLE FUND II

Hancock Horizon Louisiana Tax-Free Income Fund (the “Louisiana Tax-Free Income Fund”)
Hancock Horizon Mississippi Tax-Free Income Fund (the “Mississippi Tax-Free Income Fund”)
Hancock Horizon Diversified Income Fund (the “Diversified Income Fund”)

Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund”)

Hancock Horizon Burkenroad Small Cap Fund (the “Burkenroad Small Cap Fund”)

Hancock Horizon Diversified International Fund (the “Diversified International Fund”)

Hancock Horizon Dynamic Asset Allocation Fund (the “Dynamic Asset Allocation Fund”)
Hancock Horizon International Small Cap Fund (the “International Small Cap Fund”)

Hancock Horizon Microcap Fund (the “Microcap Fund” and, together with the Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund, Diversified Income Fund, Quantitative Long/Short Fund, Burkenroad Small Cap Fund, Diversified International Fund, Dynamic Asset Allocation Fund and International Small Cap Fund, the “Funds”)

Supplement dated March 24, 2020 to:

•	each Fund’s Summary Prospectus, dated May 31, 2019 (collectively, the “Summary Prospectuses”); and
•	the Funds’ Statutory Prospectus, dated May 31, 2019, as supplemented October 4, 2019 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1. In the “Performance Information” section of the Louisiana Tax-Free Income Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

LOUISIANA TAX-FREE INCOME FUND	1 Year	5 Years	Since Inception (2/1/2011)
Fund Returns Before Taxes
Institutional Class Shares	0.18%	5.02%	4.53%
Investor Class Shares	(0.04)%	4.76%	4.28%
Fund Returns After Taxes on Distributions
Institutional Class Shares	0.16%	5.00%	4.51%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	1.18%	4.60%	4.27%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.28%	3.82%	4.35%
Lipper® Other States Municipal Funds Classification Average (reflects no deduction for taxes)	0.68%	3.34%	3.70%

2. In the “Performance Information” section of the Mississippi Tax-Free Income Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

MISSISSIPPI TAX-FREE INCOME FUND	1 Year	5 Years	Since Inception (2/1/2011)
Fund Returns Before Taxes
Institutional Class Shares	(0.20)%	4.22%	4.05%
Investor Class Shares	(0.40)%	3.97%	3.80%
Fund Returns After Taxes on Distributions
Institutional Class Shares	(0.22)%	4.20%	4.01%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	0.92%	3.96%	3.87%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.28%	3.82%	4.35%
Lipper® Other States Municipal Funds Classification Average (reflects no deduction for taxes)	0.68%	3.34%	3.70%

3. In the “Performance Information” section of the Diversified Income Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

DIVERSIFIED INCOME FUND	1 Year	5 Years	Since Inception (9/26/2012)
Fund Returns Before Taxes
Institutional Class Shares	(5.88)%	0.12%	1.36%
Investor Class Shares	(6.22)%	(0.14)%	1.11%
Fund Returns After Taxes on Distributions
Institutional Class Shares	(6.75)%	(1.42)%	(0.20)%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	(3.60)%	(0.53)%	0.26%
Dow Jones U.S. Select Dividend Index (“Dow Jones Index”) (reflects no deduction for fees, expenses or taxes)	(5.94)%	8.49%	11.21%
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (“Barclays Index”) (reflects no deduction for fees, expenses or taxes)	0.92%	2.09%	1.52%
50/50 Hybrid of the Dow Jones Index and the Barclays Index	(2.39)%	5.36%	6.38%

4. In the “Performance Information” section of the Quantitative Long/Short Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

QUANTITATIVE LONG/SHORT FUND	1 Year	5 Years	10 Years	Since Inception (9/30/2008)
Fund Returns Before Taxes
Institutional Class Shares	(5.61)%	2.84%	7.14%	4.66%
Investor Class Shares	(5.72)%	2.67%	6.92%	4.45%
Fund Returns After Taxes on Distributions
Institutional Class Shares	(7.35)%	1.94%	6.12%	3.68%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	(2.14)%	2.10%	5.55%	3.49%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)[1]	(9.42)%	(0.25)%	1.38%	(0.10)%
S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)[1]	(4.96)%	8.25%	13.20%	10.10%
Lipper® Alternative Long/Short Equity Funds Index (reflects no deduction for taxes)	(5.12)%	1.16%	4.48%	2.74%

[1]	On May 31, 2019, the Fund's benchmark changed from the S&P Composite 1500 Index to the HFRX Equity Hedge Index because the Adviser believes that the HFRX Equity Hedge Index better reflects the investment strategy of the Fund.

5. In the “Performance Information” section of the Burkenroad Small Cap Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

BURKENROAD SMALL CAP FUND	1 Year	5 Years	10 Years	Since Inception[1]
Fund Returns Before Taxes
Institutional Class Shares	(15.74)%	N/A	N/A	3.18%
Investor Class Shares	(15.89)%	1.85%	11.86%	9.84%
Class D Shares	(15.57)%	1.72%	11.66%	9.63%
Fund Returns After Taxes on Distributions
Investor Class Shares	(21.13)%	0.05%	10.68%	9.10%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Investor Class Shares	(5.75)%	1.45%	9.94%	8.47%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01)%	4.41%	11.97%	7.57%
Lipper® Small-Cap Core Funds Classification Average (reflects no deduction for taxes)	(12.67)%	3.41%	11.64%	7.54%

[1]	Institutional Class Shares of the Fund were offered beginning May 31, 2016. Investor Class Shares and Class D Shares of the Fund were offered beginning December 31, 2001. Index comparison begins December 31, 2001.

6. In the “Performance Information” section of the Diversified International Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

DIVERSIFIED INTERNATIONAL FUND	1 Year	5 Years	10 Years	Since Inception (9/30/2008)
Fund Returns Before Taxes
Institutional Class Shares	(15.98)%	(0.64)%	7.18%	4.33%
Investor Class Shares	(16.01)%	(0.87)%	6.93%	4.08%
Fund Returns After Taxes on Distributions
Institutional Class Shares	(16.01)%	(0.78)%	7.08%	4.22%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	(9.06)%	(0.36)%	5.98%	3.57%
MSCI ACWI ex U.S. Index (reflects no deduction for fees, expenses or taxes)	(14.20)%	0.67%	6.57%	3.81%
Lipper® International Multi-Cap Growth Funds Classification Average (reflects no deduction for taxes)	(15.36)%	0.58%	6.77%	4.04%

7. In the “Performance Information” section of the Dynamic Asset Allocation Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

DYNAMIC ASSET ALLOCATION FUND	1 Year	Since Inception (5/29/2015)
Fund Returns Before Taxes
Institutional Class Shares	(7.87)%	0.03%
Investor Class Shares	(8.12)%	(0.23)%
Fund Returns After Taxes on Distributions
Institutional Class Shares	(8.41)%	(0.28)%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	(4.48)%	(0.03)%
MSCI ACWI (reflects no deduction for fees, expenses or taxes)	(9.42)%	3.33%
Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Index”) (reflects no deduction for fees, expenses or taxes)	0.01%	1.59%
50/50 Hybrid of the MSCI ACWI and Barclays Index	(4.57)%	2.63%

8. In the “Performance Information” section of the International Small Cap Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

INTERNATIONAL SMALL CAP FUND	1 Year	Since Inception (5/29/2015)
Fund Returns Before Taxes
Institutional Class Shares	(22.64)%	(1.16)%
Investor Class Shares	(22.88)%	(1.41)%
Fund Returns After Taxes on Distributions
Institutional Class Shares	(23.05)%	(1.49)%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	(12.77)%	(0.75)%
MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)[1]	(17.75)%	2.38%
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses or taxes)[1]	(18.41)%	1.93%
Lipper® International Small/Mid Cap Growth Funds Classification (reflects no deduction for taxes)	(18.78)%	0.98%

[1]	On May 31, 2019, the Fund's benchmark changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI World ex USA Small Cap Index because the Adviser believes that the MSCI World ex USA Small Cap Index better reflects the investment strategy of the Fund.

9. In the “Performance Information” section of the Microcap Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

MICROCAP FUND	1 Year	Since Inception (5/29/2015)
Fund Returns Before Taxes
Institutional Class Shares	(20.92)%	0.73%
Investor Class Shares	(21.13)%	0.47%
Fund Returns After Taxes on Distributions
Institutional Class Shares	(21.62)%	0.34%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	(12.05)%	0.55%
Russell Microcap Index (reflects no deduction for fees, expenses or taxes)	(13.08)%	2.22%
Lipper® Small-Cap Core Funds Classification (reflects no deduction for taxes)	(12.67)%	2.57%

Please retain this supplement for future reference.

HHF-SK-023-0100